Additional Balance Sheet Information - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory
Inventory valuation reserves	$ 3,539	$ 1,320
Prepaid expense	1,905	3,700
Depreciation	4,531	3,939	$ 4,256
Property, plant and equipment, net	37,682	31,567
Capital expenditures incurred but not paid	4,933	7,748	$ 3,651
Software Development [Member]
Inventory
Property, plant and equipment, net	$ 14,395	$ 1,309